OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES - Summary of Amount of Bonus Awarded to Employees (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Amount Of Bonus Awarded To Employees [Line Items]
Cash award – not deferred	£ 142	£ 142
Cash award – deferred	22	19
Shares award – not deferred	9	8
Shares award – deferred	20	18
Total discretionary bonus	193	187
Expenses charged in the year
Disclosure Of Amount Of Bonus Awarded To Employees [Line Items]
Cash award – not deferred	142	142
Cash award – deferred	8	7
Shares award – not deferred	9	8
Shares award – deferred	7	7
Total discretionary bonus	166	164
Expenses deferred to future periods
Disclosure Of Amount Of Bonus Awarded To Employees [Line Items]
Cash award – not deferred	0	0
Cash award – deferred	14	12
Shares award – not deferred	0	0
Shares award – deferred	13	11
Total discretionary bonus	£ 27	£ 23